Description of Business (Details) - USD ($) $ in Thousands	5 Months Ended	9 Months Ended	12 Months Ended
	Jun. 08, 2017	Sep. 30, 2018	Dec. 31, 2017
Subsidiary or Equity Method Investee [Line Items]
Trading Symbol		NM
Navios Logistics
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings			63.80%
Navios Logistics
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings		63.80%
Navios Partners
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings		20.20%	20.80%
General partner interest of Navios Holdings		2.00%	2.00%
Trading Symbol		NMM
Navios Acquisition
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings		48.60%	46.20%
Percentage of voting stock of Navios Holdings in Navios Acquisition		45.30%	42.90%
Trading Symbol		NNA
Share repurchase program, Authorized amount		$ 25,000
Number of stocks repurchased		8,055,074
Navios Midstream
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings		0.00%	0.00%
Trading Symbol		NAP
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings		3.10%	3.40%
Trading Symbol		NMCI
Navios Acquisition
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings		48.60%	46.20%
Percentage of voting stock of Navios Holdings in Navios Acquisition			42.90%
Private placement | Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance	$ 5,000
Warrants | Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		1.70%	1.70%